Business Acquisitions, Note: Schedule of Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Purchase Price Allocation

Net assets acquired:
Cash	$1,368
Accounts receivable	2,928
Software development costs	200,000
Trademarks	10,000
Net liabilities assumed:
Accounts payable	(15,000)
Goodwill	3,291,932
Total purchase price	$3,491,228